                                    ALLIANCE
--------------------------------------------------------------------------------
                                      ASSET
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                                ALLOCATION FUNDS
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                 P.O. Box 1520, Secaucus, New Jersey 07096-1520
                            Toll Free (800) 221-5672
                    For Literature: Toll Free (800) 227-4618


                           Prospectus and Application

                                 August 31, 1998




                         Alliance Growth Investors Fund
                      Alliance Conservative Investors Fund


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Table of Contents                                                           Page

The Funds at a Glance ..................................................      2
Expense Information ....................................................      3
Financial Highlights ...................................................      5
Description of the Funds ...............................................      8
Purchase and Sale of Shares ............................................     12
Management of the Funds ................................................     15
Dividends, Distributions and Taxes .....................................     16
General Information ....................................................     17
Appendix A .............................................................    A-1

--------------------------------------------------------------------------------

                               Investment Adviser
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105


Alliance Growth Investors Fund ("Growth Investors Fund") and Alliance Conservative Investors Fund ("Conservative Investors Fund") use asset allocation strategies, and each Fund is designed with a view toward a particular "investor profile." The Growth Investors Fund seeks the highest total return consistent with Alliance's determination of reasonable risk by investing in a diversified mix of publicly traded equity and fixed-income securities. The Conservative Investors Fund seeks a high total return without, in the view of Alliance, undue risk to principal by investing in a diversified mix of publicly traded equity and fixed-income securities.

Each Fund is a series of The Alliance Portfolios (the "Trust"), and is a diversified, open-end management investment company. This Prospectus offers only shares of Alliance Growth Investors Fund and Alliance Conservative Investors Fund. Shares of the Trust's other series, each of which has its own investment objective and policies, are offered by separate Prospectuses. This Prospectus sets forth concisely the information which a prospective investor should know about the Funds before investing. A "Statement of Additional Information" dated August 31, 1998, which provides further information regarding certain matters discussed in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. For a free copy, call or write Alliance Fund Services, Inc. at the address or the "Literature" telephone number shown above.

This Prospectus offers three classes of shares which may be purchased at the investor's choice at a price equal to their net asset value (i) plus an initial sales charge imposed at the time of purchase (the "Class A shares"), (ii) with a contingent deferred sales charge imposed on most redemptions made within four years of purchase (the "Class B shares"), or (iii) without any initial or contingent deferred sales charge, as long as the shares are held for one year or more (the "Class C shares"). See "Purchase and Sale of Shares" and "Management of the Funds--Distribution Plans."

An investment in the Funds is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Investors are advised to read this Prospectus carefully and to retain it for future reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                      Alliance Capital [LOGO](R)

(R)/SM These are registered marks used under license from the owner, Alliance Capital Management L.P.

The Funds At A Glance

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

The Funds Seek to Provide ...

Growth Investors Fund: Highest total return with reasonable risk through investment in a mix of equity and fixed-income securities. Normally the Fund will hold approximately 70% of its total assets in equity securities.

Conservative Investors Fund: High total return without undue risk to principal through investment in a mix of equity and fixed-income securities. Normally the Fund will hold approximately 70% of its total assets in fixed-income securities.

The Funds Will Invest ...

Principally in publicly traded equity and fixed-income securities.


The Trust's Investment Manager Is ...

Alliance Capital Management L.P. ("Alliance"), a global investment adviser providing diversified services to institutions and individuals through a broad line of investments including more than 123 mutual funds. Since 1971, Alliance has earned a reputation as a leader in the investment world, with over $262 billion in assets under management as of June 30, 1998. Alliance provides investment management services to 32 of the FORTUNE 100 companies.

Getting Started ...

Shares of the Funds are available through your financial representative and most banks, insurance companies and brokerage firms nationwide. Shares can be purchased for a minimum initial investment of $250, and subsequent investments can be made for as little as $50. In addition, Alliance offers several time and money saving services to investors. Be sure to ask your financial representative about:


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                             AUTOMATIC REINVESTMENT
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                          AUTOMATIC INVESTMENT PROGRAM
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                                RETIREMENT PLANS
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                            DIVIDEND DIRECTION PLANS
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                           SHAREHOLDER COMMUNICATIONS
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                                  AUTO EXCHANGE
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                             SYSTEMATIC WITHDRAWALS
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                           A CHOICE OF PURCHASE PLANS
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                             TELEPHONE TRANSACTIONS
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                               24 HOUR INFORMATION
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                                                      Alliance Capital [LOGO](R)

(R)/SM These are registered marks used under license from the owner, Alliance Capital Management L.P.

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                               EXPENSE INFORMATION
--------------------------------------------------------------------------------

Shareholder Transaction Expenses are one of several factors to consider when you invest in a Fund. The following tables summarize your maximum transaction costs from investing in a Fund and annual expenses for each class of shares. The examples following the tables show the cumulative expenses attributable to a hypothetical $1,000 investment in each class for the periods specified.



Growth Investors Fund

                                                                    Class A Shares        Class B Shares        Class C Shares
                                                                    --------------        --------------        --------------
Shareholder Transaction Expenses
   Maximum sales charge imposed on purchases
      (as a percentage of offering price) ......................         4.25%(a)               None                  None
   Sales charge imposed on dividend reinvestments. .............         None                   None                  None
   Deferred sales charge (as a percentage of original
      purchase price or redemption proceeds, whichever
      is lower) ................................................         None                4.0% during           1.0% during
                                                                                     the first year, decreasing  the first year,
                                                                                            1.0% annually         0% thereafter
                                                                                             to 0% after
                                                                                         the fourth year(b)

   Exchange fee ................................................         None                   None                  None
Annual Fund Operating Expenses
(as a percentage of average net assets)
   Management fees .............................................         0.75%                 0.75%                 0.75%
   Rule 12b-1 fees .............................................         0.30%(c)              1.00%                 1.00%
   Other expenses(d) ...........................................         0.55%                 0.56%                 0.55%
                                                                         ----                  ----                  ----
Total Fund operating expenses(e) ...............................         1.60%                 2.31%                 2.30%
                                                                         ====                  ====                  ====

--------------------------------------------------------------------------------
(a) Reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1.0% deferred sales charge if redeemed within one year of purchase. See "Purchase and Sale of Shares--How to Buy Shares"--page 12.
(b) As described herein, Class B shares will automatically convert to Class A shares after eight years. See "Purchase and Sale of Shares--How to Buy Shares--Class B Shares--Deferred Sales Charge Alternative"--page 13.
(c) Reflects the amount to which the Principal Underwriter has currently undertaken to the Trustees to limit payments under the Fund's Class A Distribution Plan.
(d) These expenses include a transfer agency fee payable to Alliance Fund Services, Inc., an affiliate of Alliance, based on the number of shareholder accounts maintained for the Fund. The expenses shown do not reflect the application of transfer agency credits that reduce fund expenses.
(e) The expenses shown do not reflect the application of transfer agency credits that reduce fund expenses.

Example

                                                                            Cumulative Expenses Paid for the Period of:
                                                                        ----------------------------------------------------
                                                                        1 Year       3 Years         5 Years        10 Years
                                                                        ------       -------         -------        --------
An investor would pay the following expenses on a $1,000
   investment assuming (i) a 5% annual return throughout
   the period and (ii) redemption at the end of the period:
     Class A.......................................................       $58          $91            $126           $224
     Class B.......................................................       $63          $92            $124           $247(a)
     Class C.......................................................       $33          $72            $123           $264
An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of the period:
     Class A.......................................................       $58          $91            $126           $224
     Class B.......................................................       $23          $72            $124           $247(a)
     Class C.......................................................       $23          $72            $123           $264

--------------------------------------------------------------------------------
(a) Assumes the Class B shares converted to Class A shares after eight years. See note (b) above.

Conservative Investors Fund

                                                                    Class A Shares        Class B Shares        Class C Shares
                                                                    --------------        --------------        --------------
Shareholder Transaction Expenses
   Maximum sales charge imposed on purchases
      (as a percentage of offering price) .........................      4.25%(a)             None                  None
   Sales charge imposed on dividend reinvestments .................      None                 None                  None
   Deferred sales charge (as a percentage of original
      purchase price or redemption proceeds, whichever
      is lower) ...................................................      None                4.0% during           1.0% during
                                                                                     the first year, decreasing  the first year,
                                                                                            1.0% annually         0% thereafter
                                                                                             to 0% after
                                                                                         the fourth year(b)

   Exchange fee ...................................................      None                  None                  None
Annual Fund Operating Expenses
(as a percentage of average net assets)
   Management fees (after waiver)(c) ..............................      0.25%                0.25%                 0.25%
   Rule 12b-1 fees ................................................      0.30%(d)             1.00%                 1.00%
   Other expenses(e) ..............................................      0.86%                0.86%                 0.86%
                                                                         ----                 ----                  ----
Total Fund operating expenses (after waiver)(f)(g) ................      1.41%                2.11%                 2.11%
                                                                         ====                 ====                  ====

--------------------------------------------------------------------------------
(a) Reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1.0% deferred sales charge if redeemed within one year of purchase. See "Purchase and Sale of Shares--How to Buy Shares"--page 12.
(b) Class B shares automatically convert to Class A shares after eight years. See "Purchase and Sale of Shares--How to Buy Shares--Class B Shares--Deferred Sales Charge Alternative"--page 13.
(c) Reflects the agreement of Alliance to waive management fees to the extent necessary to ensure that total Fund operating expenses do not exceed the amounts shown in the table above. In the absence of such agreement, management fees would have been 0.75%.
(d) Reflects the amount to which the Principal Underwriter has currently undertaken to the Trustees to limit payments under the Fund's Class A Distribution Plan.
(e) These expenses include a transfer agency fee payable to Alliance Fund Services, Inc., an affiliate of Alliance, based on the number of shareholder accounts maintained for the Fund. The expenses shown do not reflect the application of transfer agency credits that reduce fund expenses.

(f) Reflects the agreement of Alliance to limit total Fund operating expenses. In the absence of such agreement, total Fund operating expenses would have been 1.91%, 2.61% and 2.61%, respectively, for Class A, Class B and Class C shares.
(g) The expenses shown do not reflect the application of transfer agency credits that reduce fund expenses.

Example

                                                                            Cumulative Expenses Paid for the Period of:
                                                                        ----------------------------------------------------
                                                                        1 Year       3 Years         5 Years        10 Years
                                                                        ------       -------         -------        --------
An investor would pay the following expenses on a $1,000
  investment assuming (i) a 5% annual return throughout
  the period and (ii) redemption at the end of the period:
     Class A ......................................................       $56          $85            $116           $203
     Class B ......................................................       $61          $86            $113           $225(a)
     Class C ......................................................       $31          $66            $113           $243
An investor would pay the following expenses on the same
  $1,000 investment assuming no redemption at the end of
  the period:
     Class A ......................................................       $56          $85            $116           $203
     Class B ......................................................       $21          $66            $113           $225(a)
     Class C ......................................................       $21          $66            $113           $243


--------------------------------------------------------------------------------

(a) Assumes the Class B shares converted to Class A shares after eight years. See note (b) above.

The purpose of the foregoing tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. Long-term shareholders of a Fund may pay aggregate sales charges totalling more than the economic equivalent of the maximum initial sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. See "Management of the Funds--Distribution Plans." The examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return, as mandated by regulations of the Securities and Exchange Commission (the "Commission"). The examples should not be considered a representation of future expenses; actual expenses may be greater or less than those shown. Actual return will vary.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

          Selected Data For a Share of Beneficial Interest Outstanding
                             Throughout Each Period


The information in the following tables, which pertains to the fiscal years indicated, has been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants. Their report with regard to each of the years in the five-year period ended April 30, 1998, appears in the Statement of Additional Information. The following information should be read in conjunction with the financial statements and related notes which are included in the Statement of Additional Information. Further information about a Fund's performance is contained in the Trust's annual report to shareholders, which may be obtained without charge by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Prospectus. Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

                                                                                 Growth Investors Fund
                                                                                        Class A
                                                      ------------------------------------------------------------------------------
                                                                                                                           May 4,
                                                      Year Ended   Year Ended    Year Ended  Year Ended   Year Ended      1992(a)
                                                       April 30,    April 30,     April 30,   April 30,   To April 30,  To April 30,
                                                         1998         1997          1996        1995          1994          1993
                                                      ----------   ----------    ----------  ----------   ------------  ------------
Net asset value, beginning of year .................   $ 13.12      $ 14.08       $ 12.08     $ 11.61       $ 11.35       $10.00
                                                       -------      -------       -------     -------       -------       ------
Income from Investment Operations:
Net investment income ..............................       .12(f)       .16(f)*       .10*        .25*          .12*         .20*
Net realized and unrealized gain on investment
  transactions .....................................      3.34          .76          2.75         .38           .39         1.43
                                                       -------      -------       -------     -------       -------       ------
Net increase in net asset value from operations ....      3.46          .92          2.85         .63           .51         1.63
                                                       -------      -------       -------     -------       -------       ------
Less: Dividends and Distributions
Dividends from net investment income ...............      (.16)        (.19)         (.26)       (.15)         (.11)        (.16)
Distributions from net realized gains ..............     (1.33)       (1.69)         (.59)       (.01)         (.14)        (.12)
                                                       -------      -------       -------     -------       -------       ------
Total dividends and distributions ..................     (1.49)       (1.88)         (.85)       (.16)         (.25)        (.28)
                                                       -------      -------       -------     -------       -------       ------
Net asset value, end of year .......................   $ 15.09      $ 13.12       $ 14.08     $ 12.08       $ 11.61       $11.35
                                                       =======      =======       =======     =======       =======       ======
Total Return
Total investment return based on net asset value(b)      27.96%        6.69%        23.87%       5.57%         4.46%       16.82%
                                                       =======      =======       =======     =======       =======       ======
Ratios/Supplemental Data:
Net assets, end of year (000's omitted) ............   $33,222      $27,453       $30,608     $22,189       $16,759       $3,503
Ratios to average net assets of:
   Expenses, net of waivers/reimbursements .........      1.60%(d)     1.56%(d)      1.40%       1.40%         1.40%        1.40%(c)
   Expenses, before waivers/reimbursements .........      1.60%        1.73%         1.65%       1.97%         2.33%        4.27%(c)
   Net investment income ...........................       .81%        1.14%         2.02%       2.32%         1.67%        1.91%(c)
Portfolio turnover rate ............................       137%         133%          209%        134%           96%        114%

--------------------------------------------------------------------------------
Please refer to the footnotes on page 7.

                                                                      Growth Investors Fund
                                                                             Class B
                                   ---------------------------------------------------------------------------------------
                                                                                                                  May 4,
                                   Year Ended       Year Ended       Year Ended    Year Ended    Year Ended      1992(a)
                                    April 30,        April 30,        April 30,     April 30,     April 30,   To April 30,
                                      1998             1997             1996          1995          1994          1993
                                   ----------       ----------       ----------    ----------    ----------   ------------
Net asset value,
   beginning of year ............  $    13.11       $    14.08       $    12.09    $    11.65    $    11.41    $    10.00
                                   ----------       ----------       ----------    ----------    ----------    ----------
Income from Investment
   Operations:
Net investment income ...........         .01(f)           .06(f)*          .06*          .17*          .07*          .07*
Net realized and unrealized
   gain (loss) on investments ...        3.35              .77             2.70           .38           .37          1.45
                                   ----------       ----------       ----------    ----------    ----------    ----------
Net increase (decrease) in net
   asset value from operations ..        3.36              .83             2.76           .55           .44          1.52
                                   ----------       ----------       ----------    ----------    ----------    ----------
Less: Dividends and Distributions
Dividends from net
   investment income ............        (.02)            (.11)            (.18)         (.10)         (.06)         (.05)
Distributions from net
   realized gains ...............       (1.33)           (1.69)            (.59)         (.01)         (.14)         (.06)
                                   ----------       ----------       ----------    ----------    ----------    ----------
Total dividends and
   distributions ................       (1.35)           (1.80)            (.77)         (.11)         (.20)         (.11)
                                   ----------       ----------       ----------    ----------    ----------    ----------
Net asset value, end of period ..  $    15.12       $    13.11       $    14.08    $    12.09    $    11.65    $    11.41
                                   ==========       ==========       ==========    ==========    ==========    ==========
Total Return
Total investment return based
   on net asset value(b) ........       27.04%            5.98%           23.06%         4.83%         3.84%        15.23%
                                   ==========       ==========       ==========    ==========    ==========    ==========
Ratios/Supplemental Data:
Net assets, end of
   year (000's omitted) .........  $   72,618       $   61,709       $   59,978    $   43,328    $   30,871    $    7,999
Ratios to average net assets of:
   Expenses, net of
     waivers/reimbursements .....        2.31%(d)         2.27%(d)         2.10          2.10%         2.11%         2.15%(c)
   Expenses, before
     waivers/reimbursements .....        2.31%            2.44%            2.35%         2.67%         3.00%         4.48%(c)
   Net investment income ........         .10%             .42%            1.15%         1.62%          .95%         1.07%(c)
Portfolio turnover rate .........         137%             133%             209%          134%           96%          114%

                                                                  Growth Investors Fund
                                                                       Class C
                                   -------------------------------------------------------------------------
                                                                                                  August 2,
                                   Year Ended       Year Ended       Year Ended    Year Ended      1993(e)
                                    April 30,        April 30,        April 30,     April 30,   To April 30,
                                      1998             1997             1996          1995          1994
                                   ----------       ----------       ----------    ----------   ------------
Net asset value,
   beginning of year ............  $    13.12       $    14.09       $    12.10    $    11.65    $    11.88
                                   ----------       ----------       ----------    ----------    ----------
Income from Investment
   Operations:
Net investment income ...........         .02(f)*          .06(f)*          .06*          .18*          .08*
Net realized and unrealized
   gain (loss) on investments ...        3.34              .77             2.70           .38          (.11)
                                   ----------       ----------       ----------    ----------    ----------
Net increase (decrease) in net
   asset value from operations ..        3.36              .83             2.76           .56          (.03)
                                   ----------       ----------       ----------    ----------    ----------
Less: Dividends and Distributions
Dividends from net
   investment income ............        (.02)            (.11)            (.18)         (.10)         (.06)
Distributions from net
   realized gains ...............       (1.33)           (1.69)            (.59)         (.01)         (.14)
                                   ----------       ----------       ----------    ----------    ----------
Total dividends and
   distributions ................       (1.35)           (1.80)            (.77)         (.11)         (.20)
                                   ----------       ----------       ----------    ----------    ----------
Net asset value, end of period ..  $    15.13       $    13.12       $    14.09    $    12.10    $    11.65
                                   ==========       ==========       ==========    ==========    ==========
Total Return
Total investment return based
   on net asset value(b) ........       27.02%            5.97%           23.04%         4.91%         (.26)%
                                   ==========       ==========       ==========    ==========    ==========
Ratios/Supplemental Data:
Net assets, end of
   year (000's omitted) .........  $    8,336       $    6,033       $    5,915    $    4,247    $    3,280
Ratios to average net assets of:
   Expenses, net of
     waivers/reimbursements .....        2.30%(d)         2.28%(d)         2.10%         2.10%         2.10%(c)
   Expenses, before
     waivers/reimbursements .....        2.30%            2.43%            2.36%         2.66%         3.02%(c)
   Net investment income ........         .11%             .42%            1.15%         1.62%         1.04%(c)
Portfolio turnover rate .........         137%             133%             209%          134%           96%


                                                                               Conservative Investors Fund
                                                                                         Class A
                                                    -------------------------------------------------------------------------------
                                                                                                                         May 4,
                                                    Year Ended     Year Ended     Year Ended  Year Ended  Year Ended     1992(a)
                                                     April 30,      April 30,      April 30,   April 30,   April 30,   To April 30,
                                                       1998           1997           1996        1995        1994          1993
                                                    ----------     ----------     ----------  ----------  ----------   ------------
Net asset value, beginning of year ................  $  11.31       $  11.14       $  10.38    $  10.37    $  10.79      $ 10.00
                                                     --------       --------       --------    --------    --------      -------
Income from Investment Operations:
Net investment income .............................       .39(f)*        .41(f)*        .51*        .48*        .31*         .39*
Net realized and unrealized gain (loss) on
  investment transactions .........................      1.54            .46            .80        (.02)       (.26)         .82
                                                     --------       --------       --------    --------    --------      -------
Net increase in net asset value from operations ...      1.93            .87           1.31         .46         .05         1.21
                                                     --------       --------       --------    --------    --------      -------
Less: Dividends and Distributions
Dividends from net investment income ..............      (.43)          (.45)          (.55)       (.45)       (.29)        (.36)
Distributions from net realized gains .............      (.84)          (.25)           -0-         -0-        (.18)        (.06)
                                                     --------       --------       --------    --------    --------      -------
Total dividends and distributions .................     (1.27)          (.70)          (.55)       (.45)       (.47)        (.42)
                                                     --------       --------       --------    --------    --------      -------
Net asset value, end of year ......................  $  11.97       $  11.31       $  11.14    $  10.38    $  10.37      $ 10.79
                                                     ========       ========       ========    ========    ========      =======
Total Return
Total investment return based on net asset value(c)     17.87%          7.90%         12.69%       4.65%        .35%       12.25%
                                                     ========       ========       ========    ========    ========      =======
Ratios/Supplemental Data:
Net assets, end of year (000's omitted) ...........  $ 11,715       $ 11,860       $ 14,161    $ 16,105    $ 15,595      $ 5,339
Ratios to average net assets of:
   Expenses, net of waivers/reimbursements ........      1.41%(d)       1.40%(d)       1.40%       1.40%       1.40%        1.40%(c)
   Expenses, before waivers/reimbursements ........      1.91%          1.90%          1.73%       1.83%       2.03%        3.45%(c)
   Net investment income ..........................      3.33%          3.66%          4.43%       4.66%       3.43%        3.92%(c)
Portfolio turnover rate ...........................       138%           174%           267%        248%        133%          84%

--------------------------------------------------------------------------------
Please refer to the footnotes on page 7.

                                                                     Conservative Investors Fund
                                                                               Class B
                                   ---------------------------------------------------------------------------------------
                                                                                                                May 4,
                                   Year Ended       Year Ended       Year Ended    Year Ended    Year Ended     1992(a)
                                    April 30,        April 30,        April 30,     April 30,     April 30,   To April 30,
                                      1998             1997             1996          1995          1994          1993
                                   ----------       ----------       ----------    ----------    ----------   ------------
Net asset value,
   beginning of year ............  $    11.49       $    11.31       $    10.51    $    10.47    $    10.88    $    10.00
                                   ----------       ----------       ----------    ----------    ----------    ----------
Income from Investment
   Operations:
Net investment income ...........         .32(f)*          .34(f)*          .43*          .46*          .24*          .24*
Net realized and unrealized
   gain (loss) on
   investment transactions ......        1.55              .46              .82          (.02)         (.26)          .89
                                   ----------       ----------       ----------    ----------    ----------    ----------
Net increase (decrease) in net
   asset value from operations ..        1.87              .80             1.25           .44          (.02)         1.13
                                   ----------       ----------       ----------    ----------    ----------    ----------
Less: Dividends and Distributions
Dividends from net
   investment income ............        (.33)            (.37)            (.45)         (.40)         (.21)         (.22)
Distributions from net
   realized gains ...............        (.84)            (.25)             -0-           -0-          (.18)         (.03)
                                   ----------       ----------       ----------    ----------    ----------    ----------
Total dividends and
   distributions ................       (1.17)            (.62)            (.45)         (.40)         (.39)         (.25)
                                   ----------       ----------       ----------    ----------    ----------    ----------
Net asset value, end of year ....  $    12.19       $    11.49       $    11.31    $    10.51    $    10.47    $    10.88
                                   ==========       ==========       ==========    ==========    ==========    ==========
Total Return
Total investment return based
   on net asset value(c) ........       17.04%            7.10%           11.95%         3.91%         (.31)%       11.39%
                                   ==========       ==========       ==========    ==========    ==========    ==========
Ratios/Supplemental Data:
Net assets, end of
   year (000's omitted) .........  $   28,432       $   28,037       $   31,979    $   30,542    $   29,697    $    9,210
Ratios to average net assets of:
   Expenses, net of
     waivers/reimbursements .....        2.11%(d)         2.10%(d)         2.10%         2.10%         2.11%         2.15%(c)
   Expenses, before
     waivers/reimbursements .....        2.61%            2.61%            2.44%         2.52%         2.73%         3.95%(c)
   Net investment income ........        2.63%            2.96%            3.72%         3.96%         2.72%         3.06%(c)
Portfolio turnover rate .........         138%             174%             267%          248%          133%           84%

                                                              Conservative Investors Fund
                                                                       Class C
                                   -------------------------------------------------------------------------
                                                                                                 August 2,
                                   Year Ended       Year Ended       Year Ended    Year Ended     1993(e)
                                    April 30,        April 30,        April 30,     April 30,   To April 30,
                                      1998             1997             1996          1995          1994
                                   ----------       ----------       ----------    ----------   ------------
Net asset value,
   beginning of year ............  $    11.49       $    11.31       $    10.52    $    10.47    $    11.12
                                   ----------       ----------       ----------    ----------    ----------
Income from Investment
   Operations:
Net investment income ...........         .32(f)*          .34(f)*          .41*          .46*          .18*
Net realized and unrealized
   gain (loss) on
   investment transactions ......        1.55              .46              .83          (.01)         (.50)
                                   ----------       ----------       ----------    ----------    ----------
Net increase (decrease) in net
   asset value from operations ..        1.87              .80             1.24           .45          (.32)
                                   ----------       ----------       ----------    ----------    ----------
Less: Dividends and Distributions
Dividends from net
   investment income ............        (.33)            (.37)            (.45)         (.40)         (.15)
Distributions from net
   realized gains ...............        (.84)            (.25)             -0-           -0-          (.18)
                                   ----------       ----------       ----------    ----------    ----------
Total dividends and
   distributions ................       (1.17)            (.62)            (.45)         (.40)         (.33)
                                   ----------       ----------       ----------    ----------    ----------
Net asset value, end of year ....  $    12.19       $    11.49       $    11.31    $    10.52    $    10.47
                                   ==========       ==========       ==========    ==========    ==========
Total Return
Total investment return based
   on net asset value(c) ........       17.04%            7.10%           11.84%         4.01%        (2.98)%
                                   ==========       ==========       ==========    ==========    ==========
Ratios/Supplemental Data:
Net assets, end of
   year (000's omitted) .........  $    4,162       $    4,150       $    5,326    $    4,419    $    4,375
Ratios to average net assets of:
   Expenses, net of
     waivers/reimbursements .....        2.11%(d)         2.10%(d)         2.10%         2.10%         2.10%(f)
   Expenses, before
     waivers/reimbursements .....        2.61%            2.60%            2.45%         2.52%         2.69%(f)
   Net investment income ........        2.63%            2.96%            3.71%         3.97%         2.94%(f)
Portfolio turnover rate .........         138%             174%             267%          248%          133%

--------------------------------------------------------------------------------
*    Net of fee waived and expenses reimbursed by Alliance.
(a)  Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
(c)  Annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the year ended April 30, 1998 and the year ended April 30, 1997, the ratios of expense net of waivers/reimbursements, giving effect to the expense offset arrangements, would have been 1.59%, 2.29% and 2.29% and 1.55%, 2.26% and 2.26% for Class A, B and C shares of the Growth Investors Fund, respectively, and 1.40%, 2.10% and 2.10% and 1.40%, 2.10% and 2.10% for Class A, B and C shares of the Conservative Investors Fund, respectively.
(e)  Commencement of distribution.
(f)  Based on average shares outstanding.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------

Except for certain investment restrictions designated as fundamental in this Prospectus and the Statement of Additional Information, the investment objectives and policies of the Funds are not fundamental policies and may be changed by the Trustees without shareholder approval. However, the Trust will give shareholders contemporaneous notice of any change in a Fund's investment objective. There can be, of course, no assurance that the Funds will achieve their investment objectives.

INVESTMENT OBJECTIVES AND POLICIES

General. The Conservative Investors and Growth Investors Funds invest in a variety of fixed-income securities, money market instruments and equity securities, each pursuant to a different asset allocation strategy, as described below. The term "asset allocation" is used to describe the process of shifting assets among discrete categories of investments in an effort to adjust risk while producing desired return objectives. Portfolio management, therefore, will consist not only of selecting specific securities but also of setting, monitoring and changing, when necessary, the asset mix.

Each Fund has been designed with a view toward a particular "investor profile." The "conservative investor" has a relatively short-term investment bias, either because of a limited tolerance for market volatility or a short investment horizon. This investor is averse to taking risks that may result in principal loss, even though such aversion may reduce the potential for higher long-term gains and result in lower performance during periods of equity market strength. Consequently, the asset mix for the Conservative Investors Fund attempts to reduce volatility while providing modest upside potential. The "growth investor" has a longer-term investment horizon and is therefore willing to take more risks in an attempt to achieve long-term growth of principal. This investor wishes, in effect, to be risk conscious without being risk averse. The asset mix for the Growth Investors Fund is therefore intended to provide for upside potential without excessive volatility.

Alliance has established an asset allocation committee (the "Committee"), which is responsible for setting and continually reviewing the asset mix ranges of each Fund. The Committee generally meets at least twice each month. Under normal market conditions, the Committee is expected to change allocation ranges approximately three to five times per year. However, the Committee has broad latitude to establish the frequency, as well as the magnitude, of allocation changes within the guidelines established for each Fund. During periods of severe market disruption, allocation ranges may change frequently. It is also possible that in periods of stable and consistent outlook no change will be made. The Committee's decisions are based on and may be limited by a variety of factors, including liquidity, portfolio size, tax consequences and general market conditions, always within the context of the appropriate investor profile for each Fund. Consequently, asset mix decisions for the Conservative Investors Fund principally emphasize risk assessment of each asset class viewed over the shorter term, while decisions for the Growth Investors Fund are principally based on an assessment of the longer term total return potential for each asset class.

The Funds are permitted to use a variety of hedging techniques to attempt to reduce market, interest rate and currency risks.

INVESTMENT POLICIES OF THE CONSERVATIVE INVESTORS FUND

The investment objective of the Conservative Investors Fund is to achieve a high total return without, in the view of Alliance, undue risk to principal. The Conservative Investors Fund attempts to achieve its investment objective by allocating varying portions of its assets among investment grade, publicly traded fixed-income securities, money market instruments and publicly traded common stocks and other equity securities of U.S. and non-U.S. issuers.

All fixed-income securities owned by the Fund will be of investment grade at the time of purchase. This means that they will be in one of the top four rating categories assigned by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Fitch Investors Service, L.P. ("Fitch"), or will be unrated securities of comparable quality as determined by Alliance. Securities in the fourth such rating category (rated BBB by S&P, Duff & Phelps or Fitch, or Baa by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities. In the event that the rating of any security held by the Conservative Investors Fund falls below investment grade (or, in the case of an unrated security, Alliance determines that it is no longer of investment grade), the Fund will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of Alliance, such investment is appropriate under the circumstances. For a description of the ratings referred to above, see Appendix A.

Equity securities invested in by the Conservative Investors Fund will consist of common stocks and securities convertible into common stocks, such as convertible bonds, convertible preferred stocks and warrants, issued by companies with a favorable outlook for earnings and whose rate of growth Alliance expects to exceed that of the U.S. economy over time.

The Conservative Investors Fund will at all times hold at least 40% of its total assets in investment grade fixed-income securities, each having a duration less than that of a 10-year Treasury bond (the "Fixed Income Core"). The duration of a fixed-income security is the weighted average maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

The Conservative Investors Fund is generally expected to hold approximately 70% of its total assets in fixed-income securities (including the Fixed Income Core, cash and money market instruments) and 30% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed-income asset class will always comprise at least 50%, but never more than 90%, of the Fund's total assets. The equity class will always comprise at least 10%, but never more than 50%, of the Fund's total assets. For temporary defensive purposes, the Fund may invest without limit in money market instruments.

INVESTMENT POLICIES OF THE GROWTH INVESTORS FUND

The investment objective of the Growth Investors Fund is to achieve the highest total return consistent with Alliance's determination of reasonable risk. The Fund attempts to achieve its investment objective by allocating varying portions of its assets among a number of asset classes. Equity investments will include publicly traded common stocks and other equity securities of the type in which the Conservative Investors Fund may invest, but may also include equity securities issued by intermediate- and small-sized companies with favorable growth prospects, companies in cyclical industries, companies whose securities are, in the opinion of Alliance, temporarily undervalued, companies in special situations and less widely known companies. Fixed-income investments will include investment grade fixed-income securities (including cash and money market instruments) and may include securities that are rated in the lower rating categories by recognized ratings agencies (i.e., BB or lower by S&P, Duff & Phelps or Fitch or Ba or lower by Moody's) or that are unrated but determined by Alliance to be of comparable quality. Lower rated fixed-income securities generally provide greater current income than higher rated fixed-income securities, but are subject to greater credit and market risk. The Fund will not invest more than 25% of its total assets in securities rated at the time of purchase below investment grade, that is, securities rated BB or lower by S&P or Ba or lower by Moody's, or in unrated securities deemed to be of comparable quality at the time of purchase by Alliance. For a description of the ratings referred to above, see Appendix A. For more information about the risks associated with investment in lower rated securities, see "High-Yield Securities" below.

The Growth Investors Fund will at all times hold at least 40% of its total assets in publicly traded common stocks and other equity securities of the type purchased by the Conservative Investors Fund (the "Equity Core"). The Growth Investors Fund is generally expected to hold approximately 70% of its total assets in equity securities (including the Equity Core) and 30% in fixed-income securities (including cash and money market instruments). Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed-income asset class will always comprise at least 10%, but never more than 60%, of the Fund's total assets. The equity class will always comprise at least 40%, but never more than 90%, of the Fund's total assets. For temporary defensive purposes, the Fund may invest without limit in money market instruments.

ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES APPLICABLE TO THE FUNDS

Foreign Securities. Each Fund may invest without limit in securities of foreign issuers and securities which are not publicly traded in the United States, although the Conservative Investors Fund generally will not invest more than 15% of its total assets, and the Growth Investors Fund generally will not invest more than 30% of its total assets, in such securities. Such securities may involve certain special risks due to foreign economic, political, diplomatic and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage and costs), expropriation or nationalization of assets, confiscatory taxation, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets, and foreign securities markets may be subject to less regulation than U.S. securities markets. The laws of some foreign countries may limit the Funds' ability to invest in certain issuers located in those countries. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations that apply to securities of foreign issuers and securities principally traded overseas. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Funds' assets held abroad) and expenses not present in the settlement of domestic investments.

The Growth Investors Fund may invest a portion of its assets in developing countries or in countries with new or developing capital markets. The risks noted above are generally increased with respect to these investments. These countries may have relatively unstable governments, economies based on only a few industries or securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss.

The value of foreign investments measured in U.S. dollars will rise or fall because of decreases or increases, respectively, in the value of the U.S. dollar in comparison to the value of the currency in which the foreign investment is denominated. The Funds may buy or sell foreign currencies, options on foreign currencies, foreign currency futures contracts (and related options) and deal in forward foreign currency exchange contracts in connection with the purchase and sale of foreign investments. See the Statement of Additional Information.

Non-Publicly Traded Securities. Each Fund may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"). The sale of these securities is usually restricted under Federal securities laws, and market quotations may not be readily available. As a result, a Fund may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable Federal and state securities laws, or may be able to sell them only at less than fair market value. Investment in these securities is restricted to 5% of a Fund's total assets (not including for these purposes Rule 144A Securities, to the extent permitted by applicable law) and is also subject to the Funds' restriction against investing more than 15% of total assets in "illiquid" securities. To the extent permitted by applicable law, Rule 144A Securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet liquidity guidelines established by the Trust's Board of Trustees. For additional information see the Statement of Additional Information.

Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities, including collateralized mortgage obligations or "CMOs." Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. During periods of declining interest rates, such prepayments can be expected to accelerate and the Funds would be required to reinvest the proceeds at the lower interest rates then available. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of the securities, subjecting them to a greater risk of decline in market value in response to rising interest rates. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

The Funds may also invest in derivative instruments, including certificates representing rights to receive payments of the interest only or principal only of mortgage-backed securities ("IO/PO Strips"). These securities may be more volatile than other types of securities. IO Strips involve the additional risk of loss of the entire remaining value of the investment if the underlying mortgages are prepaid.

Adjustable Rate Securities. Each Fund may invest in adjustable rate securities. Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on adjustable rate securities may lag behind changes in prevailing market interest rates. Also, some adjustable rate securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security.

Asset-Backed Securities. Each Fund may invest in asset- backed securities, which represent fractional interests in pools of leases, retail installment loans or revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, each of the Funds may invest in other asset-backed securities that may be developed in the future.

High-Yield Securities. The Growth Investors Fund may invest in high-yield, high-risk, fixed-income and convertible securities rated at the time of purchase Ba or lower by Moody's or BB or lower by S&P, Duff &Phelps or Fitch, or, if unrated, judged by Alliance to be of comparable quality ("High-Yield Securities"). The Growth Investors Fund will generally invest in securities rated at the time of purchase at least Caa- by Moody's or CCC- by S&P, Duff &Phelps or Fitch, or in unrated securities judged by Alliance to be of comparable quality at the time of purchase. However, from time to time, the Fund may invest in securities rated in the lowest grades of Moody's, S&P, Duff &Phelps or Fitch, or in unrated securities judged by Alliance to be of comparable quality, if Alliance determines that there are prospects for an upgrade or a favorable conversion into equity securities (in the case of convertible securities). Securities rated Ba or BB or lower (and comparable unrated securities) are commonly referred to as "junk bonds." Securities rated D by S&P are in default. For the fiscal year ended April 30, 1998, the percentages of the Growth Investors Fund's assets invested in securities rated (or considered by Alliance to be of equivalent quality to securities rated) in particular rating categories were: 14.0% in AAA and above; 0.44% in AA; 0.52% in A; 0.53% in BBB; 0.67% in BB; and 0.20% in B. The Fund did not invest in securities rated below B by each of Moody's, S&P, Duff & Phelps and Fitch or, if not rated, considered by Alliance to be of equivalent quality to securities so rated. For the fiscal year ended April 30, 1998, the Conservative Investors Fund did not invest in High-Yield Securities.

As with other fixed-income securities, High-Yield Securities are subject to credit risk and market risk and their yields may fluctuate. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. High-Yield Securities are subject to greater credit risk (and potentially greater incidence of default) than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of High-Yield Securities are generally subject to greater market risk, and therefore react more sharply to changes in interest rates. The value and liquidity of High-Yield Securities may be diminished by adverse publicity or investor perceptions.

Because High-Yield Securities are frequently traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Growth Investors Fund to sell High-Yield Securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. Thinly traded High-Yield Securities may be more difficult to value accurately for the purpose of determining the Fund's net asset value. In addition, the values of such securities may be more volatile.

Some High-Yield Securities in which the Growth Investors Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by Moody's, S&P, Duff & Phelps and Fitch, a description of which is included as Appendix A, are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of High-Yield Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, Alliance conducts its own independent credit analysis of High-Yield Securities. When the Growth Investors Fund invests in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on Alliance's ability than would be the case if the Fund were investing in higher-rated securities.

In the event that the credit rating of a High-Yield Security held by the Growth Investors Fund falls below its rating at the time of purchase (or, in the case of unrated securities, Alliance determines that the quality of such security has deteriorated since purchased by the Fund), the Fund will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of Alliance, such investment is appropriate under the circumstances.

Securities rated Baa by Moody's or BBB by S&P, Duff & Phelps or Fitch or judged by the Advisor to be of comparable quality share some of the speculative characteristics of the High-Yield Securities described above.

Convertible Securities. Each Fund may invest in convertible securities. These securities normally provide a yield that is higher than that of the underlying stock but lower than that of a fixed-income security without the conversion feature. Also, the price of the convertible security will normally vary to some degree with changes in the price of the underlying stock. In addition, the price of the convertible security will also generally vary to some degree inversely with interest rates. Convertible debt securities that are rated below BBB (S&P) or Baa (Moody's) or comparable unrated securities as determined by Alliance may share some or all of the risks of High-Yield Securities. For a description of these risks, see "High-Yield Securities" above.

Equity-Linked Debt Securities. Equity-linked debt securities are securities with respect to which the amount of interest and/or principal that the issuer thereof is obligated to pay is linked to the performance of a specified index of equity securities. Such amount may be significantly greater or less than payment obligations in respect of other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by a Fund. Furthermore, as with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. A Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative. As with other securities, a Fund could lose its entire investment in equity-linked debt securities.

Zero-Coupon and Payment-in-Kind Bonds. The Funds may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently in cash. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Even though such bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required to liquidate other investments in order to satisfy its dividend requirements at times when Alliance would not otherwise deem it advisable to do so.

Futures and Related Options. Each Fund may buy and sell stock index futures contracts ("index futures") and may buy options on index futures for hedging purposes and may buy and sell options on stock indices for hedging purposes or to earn additional income. The Funds may also, for hedging purposes, purchase and sell futures contracts, options thereon and options with respect to U.S. Treasury securities, including U.S. Treasury bills, notes and bonds.

The use of futures and options involves certain special risks. Futures and options transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying stock index or security or of the securities in a Fund's portfolio that are the subject of a hedge. The successful use of the strategies described above further depends on Alliance's ability to forecast market movements correctly. Other risks arise from a Fund's potential inability to close out its futures or options positions. In addition there can be no assurance that a liquid secondary market will exist for any future or option at any particular time. Certain regulatory requirements may limit the Funds' ability to engage in futures and options transactions. A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the Statement of Additional Information.

Options. A Fund may seek to increase current return by writing covered call and put options on securities it owns or in which it may invest. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. When the Fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, the Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Fund may also buy and sell put and call options for hedging purposes. A Fund may also from time to time buy and sell combinations of put and call options on the same underlying security to earn additional income. A Fund's use of these strategies may be limited by applicable law.

Securities Loans, Repurchase Agreements and Forward Commitments. Each Fund may lend portfolio securities amounting to not more than 25% of its total assets and may enter into repurchase agreements on up to 25% of its total assets. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. Each Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

Portfolio Management. Alliance manages each Fund's portfolio by buying and selling securities to help attain its investment objective. The portfolio turnover rate for each Fund is included under "Financial Highlights." A high portfolio turnover rate will involve greater costs to a Fund (including brokerage commissions and transaction costs) and may also result in the realization of taxable capital gains, including short-term capital gains taxable at ordinary income rates. See "Dividends, Distributions and Taxes" below and "Portfolio Transactions" in the Statement of Additional Information.

Certain Fundamental Investment Policies. The Funds have adopted certain fundamental investment policies which may not be changed without shareholder approval, including policies which provide that each Fund may not: (i) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities and repurchase agreements relating thereto), although up to 25% of a Fund's total assets may be invested without regard to this restriction; or (ii) invest 25% or more of its total assets in the securities of any one industry. Additional investment policies and restrictions are discussed in the Statement of Additional Information.


--------------------------------------------------------------------------------
                                PURCHASE AND SALE
--------------------------------------------------------------------------------
                                    OF SHARES
--------------------------------------------------------------------------------


HOW TO BUY SHARES

You can purchase shares at a price based on the net asset value next calculated after receipt of a proper purchase order either through broker-dealers, banks or other financial intermediaries, or directly through Alliance Fund Distributors, Inc. ("AFD"), each Fund's principal underwriter. The minimum initial investment is $250. The minimum for subsequent investments is $50. Investments of $25 or more are allowed under the automatic investment program. Share certificates are issued only upon request. See the Statement of Additional Information and the Subscription Application for more information.

Existing shareholders may make subsequent purchases by electronic funds transfer if they have completed the appropriate section of the Subscription Application or the Shareholder Options form obtained from Alliance Fund Services, Inc. ("AFS"). Telephone purchase orders can be made by calling (800) 221-5672 and may not exceed $500,000.

The Funds offer the following classes of shares:

Class A Shares--Initial Sales Charge Alternative

You can purchase Class A shares at net asset value plus an initial sales charge, as follows:

                              Initial Sales Charge

                              as % of                           Commission to
                            Net Amount         as % of        Dealer/Agent as %
Amount Purchased             Invested      Offering Price     of Offering Price
--------------------------------------------------------------------------------
 Less than $100,000             4.44%          4.25%                4.00%
--------------------------------------------------------------------------------
 $100,000 to less
 than $250,000                  3.36           3.25                 3.00
--------------------------------------------------------------------------------
 $250,000 to less
 than $500,000                  2.30           2.25                 2.00
--------------------------------------------------------------------------------
 $500,000 to less
 than $1,000,000                1.78           1.75                 1.50
--------------------------------------------------------------------------------

On purchases of $1,000,000 or more, you pay no initial sales charge but may pay a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if you redeem within one year; Alliance may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges in accordance with the Funds' Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans, Reinstatement Privilege and Sales at Net Asset Value programs. Consult the Application and the Statement of Additional Information.

Class B Shares--Deferred Sales Charge Alternative

You can purchase Class B shares at net asset value without an initial sales charge. A Fund will thus receive the full amount of your purchase. However, you may pay a CDSC if you redeem shares within four years after purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the purchase of the Class B shares until the redemption of those shares, as follows:


   Year Since Purchase                            CDSC
--------------------------------------------------------------------------------
          First                                    4%
          Second                                   3%
          Third                                    2%
          Fourth                                   1%
          Thereafter                              None

Class B shares are subject to higher distribution fees than Class A shares for a period of eight years (at which time they convert to Class A shares). Because of these higher fees, Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Class C Shares--Asset-Based Sales Charge Alternative

You can purchase Class C shares at net asset value without any initial sales charge. The Fund will thus receive the full amount of your purchase, and, if you hold your shares for one year or more, you will receive the entire net asset value of your shares upon redemption. Class C shares incur higher distribution fees than Class A shares and do not convert to any other class of shares of the Fund. Because of these higher fees, Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Class C shares redeemed within one year of purchase will be subject to a CDSC equal to 1.0% of the lesser of their original cost or net asset value at the time of redemption.

Application of the CDSC

Shares obtained from dividend or distribution reinvestment are not subject to any CDSC. The CDSC is deducted from the amount of the redemption and is paid to AFD. The CDSC will be waived on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans or pursuant to a monthly, bimonthly or quarterly systematic withdrawal plan. See the Statement of Additional Information.

How The Funds Value Their Shares

The net asset value of each Class of shares of a Fund is calculated by dividing the value of the Fund's net assets allocable to that Class by the outstanding shares of that Class. Shares are valued each day the New York Stock Exchange ("Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The portfolio securities of a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, by such other methods as the Trustees believe would accurately reflect fair market value.

Employee Benefit Plans

Certain employee benefit plans, including employer-sponsored tax-qualified 401(k) plans and other defined contribution retirement plans ("Employee Benefit Plans"), may establish requirements as to the purchase, sale or exchange of shares of the Funds, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus. Employee Benefit Plans may also not offer all classes of shares of the Funds. In order to enable participants investing through Employee Benefit Plans to purchase shares of the Funds, the maximum and minimum investment amounts may be different for shares purchased through Employee Benefit Plans from those described in this Prospectus. In addition, the Class A, Class B, and Class C CDSC may be waived for investments made through Employee Benefit Plans.

General

The decision as to which Class is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares because 100% of your purchase is invested immediately. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial or, after one year, contingent deferred sales charge. Consult your financial agent. There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $1,000,000. A Fund may refuse any order to purchase shares.

In addition to the discount or commission paid to dealers or agents, AFD from time to time pays additional cash or other incentives to dealers or agents, including EQ Financial Consultants Inc., an affiliate of AFD, in connection with the sale of shares of the Funds. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives who sell shares of the Funds. On some occasions, such cash or other incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other Alliance Mutual Funds during a specific period of time. Such incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer or agent and their immediate family members to urban or resort locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

HOW TO SELL SHARES

You may "redeem," i.e., sell your shares to a Fund, on any day the Exchange is open, either directly or though your financial intermediary. The price you will receive is the net asset value (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days).

Selling Shares Through Your Broker

Your broker must receive your request before 4:00 p.m. Eastern time and your broker must transmit your request to the Fund by 5:00 p.m. Eastern time to receive that day's net asset value (less any applicable CDSC). Your broker is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Selling Shares Directly to a Fund

Send a signed letter of instruction or stock power form to AFS along with certificates, if any, that represent the shares you want to sell. For your protection, signatures must be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor institution. Stock power forms are available from your financial intermediary, AFS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, representatives, fiduciaries and surviving joint owners. For details contact:

                          Alliance Fund Services, Inc.
                                  P.O. Box 1520
                             Secaucus, NJ 07096-1520
                                 1-800-221-5672

Alternatively, a request for redemption of shares for which no stock certificates have been issued can also be made by telephone to (800) 221-5672. Telephone redemption requests must be made by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value, and generally may be made only once in any 30-day period. A shareholder who has completed the Shareholder Options form obtained from AFS can elect to have the proceeds of his or her redemption sent to his or her bank via an electronic funds transfer. Proceeds of telephone redemptions also may be sent by check to a shareholder's address of record. Redemption requests by electronic funds transfer may not exceed $100,000 and redemption requests by check may not exceed $50,000. Telephone redemption is not available for shares held in nominee or street name accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

General

The sale of shares is a taxable transaction for Federal tax purposes. Under unusual circumstances, the Funds may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice before the account is closed and may make additional purchases during that time to prevent the closing of the account.

SHAREHOLDER SERVICES

AFS offers a variety of shareholder services. For more information about these services or your account, call AFS's toll-free number, 800-221-5672. Some services are described in the attached Application. A shareholder's manual explaining all available services will be provided upon request. To request a shareholder's manual, call 800-227-4618.

During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephonic requests to purchase, sell or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephonic requests.
The telephone service may be suspended or terminated at any time without notice.

HOW TO EXCHANGE SHARES

You may exchange your investment in any Fund for shares of the same class of other Alliance Mutual Funds (which include AFD Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the net asset values next determined, without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AFS by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

Shares will continue to age without regard to exchanges for purposes of determining the CDSC, if any, upon redemption and, in the case of Class B shares, conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the Alliance Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

Please read carefully the prospectus of the fund into which you are exchanging before submitting the request. Call AFS at 800-221-5672 to exchange by telephone shares not in certificate form. An exchange is a taxable capital transaction for Federal tax purposes. The exchange service may be changed, suspended, or terminated on 60 days' written notice.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ADVISER

Alliance, which is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory contract (the "Investment Advisory Contract") to provide investment advice and, in general, to conduct the management and investment programs of each Fund subject to the general supervision and control of the Trustees of the Trust. Nicholas D.P. Carn is the person principally responsible for the day-to-day management of each Fund's portfolio. Mr. Carn has been a Vice President of Alliance Capital Management Corporation since 1997. Prior thereto, he was Chief Investment Officer and Portfolio Manager of Draycott Partners.

Alliance is a leading international investment manager supervising client accounts with assets as of June 30, 1998 totalling more than $262 billion (of which more than $107 billion represents the assets of investment companies). Alliance's clients are primarily major corporate employee benefit plans, public employee retirement plans, insurance companies, banks, foundations and endowment funds. The 58 registered investment companies managed by Alliance comprising more than 123 separate investment portfolios currently have nearly three million shareholder accounts. As of June 30, 1998, Alliance was retained as an investment manager of employee benefit fund assets for 32 of the FORTUNE 100 companies.

Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in the Statement of Additional Information under "Management of the Funds."

Alliance provides investment advisory, administrative and clerical services, office space, and order placement facilities for each Fund and pays all compensation of the Trustees and officers of the Trust who are affiliated persons of Alliance. For its services, Alliance is entitled to receive a monthly fee from each Fund at an annual rate of 0.75% of such Fund's average daily net assets. However, Alliance has voluntarily agreed to waive its fees and bear certain expenses so that total expenses (after giving effect to an expense offset arrangement with the transfer agent) of the Conservative Investors Fund do not exceed on an annual basis 1.40%, 2.10% and 2.10% of average net assets, respectively, for the Class A, Class B and Class C shares.

DISTRIBUTION PLANS

Rule 12b-1 adopted by the Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Trust has adopted a plan for each class of shares pursuant to Rule 12b-1 (each a "Plan" and collectively the "Plans"). Pursuant to the Plans, each Fund pays AFD a Rule 12b-1 distribution services fee, which may not exceed an annual rate of .50% of the Fund's aggregate average daily net assets attributable to the Class A shares, 1.00% of the Fund's aggregate average daily net assets attributable to the Class B shares and 1.00% of the Fund's aggregate average daily net assets attributable to the Class C shares, to compensate AFD for distribution services. The Trustees currently limit payments under the Class A Plan to .30% of each Fund's aggregate average daily net assets attributable to Class A shares. The Plans provide that a portion of the distribution services fee, in an amount not to exceed .25%, constitutes a service fee that AFD will use for personal service and/or the maintenance of shareholder accounts.

Each Plan provides that AFD will use the distribution services fee received from a Fund for payments (i) to compensate broker-dealers or other persons for providing distribution assistance, (ii) to otherwise promote the sale of shares of that Fund and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to that Fund's shareholders. In this regard, some payments under the Plans are used to compensate financial intermediaries with trail or maintenance commissions in an amount equal to .25%, annualized, with respect to Class A shares and Class B shares, and 1.00%, annualized, with respect to Class C shares, of the assets maintained in a Fund by their customers. Distribution services fees are accrued daily and paid monthly, and are charged as expenses of the Fund when accrued. The Plans also provide that Alliance may use its own resources to finance the distribution of the Funds' shares.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to AFD under the Plans is to compensate AFD for its distribution services with respect to the sale of the Funds' shares. Since AFD's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plans during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to AFD with respect to the relevant class and (ii) the Funds would not be obligated to pay AFD for any amounts expended by AFD not previously recovered by AFD from distribution services fees in respect of shares of such class or, in the case of Class B shares, recovered through deferred sales charges. Unreimbursed distribution expenses incurred as of April 30, 1998 with respect to the Class B shares of the Conservative Investors Fund amounted to approximately $2,097,172, or approximately 7.38% of the net assets represented by Class B shares on that date. Unreimbursed distribution expenses incurred as of April 30, 1998 with respect to the Class C shares of the Conservative Investors Fund amounted to approximately $460,892, or approximately 11.08% of the net assets represented by Class C shares on that date. Unreimbursed distribution expenses incurred as of April 30, 1998 with respect to the Class B shares of the Growth Investors Fund amounted to approximately $2,656,454, or approximately 3.66% of the net assets represented by Class B shares on that date. Unreimbursed distribution expenses incurred as of April 30, 1998 with respect to the Class C shares of the Growth Investors Fund amounted to approximately $405,695, or approximately 4.87% of the net assets represented by Class C shares on that date.

The Plans are in compliance with rules of the National Association of Securities Dealers, Inc. (the "NASD") which effectively limit the annual asset-based sales charges and service fees that a mutual fund may impose on a class of shares to
 .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all initial, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Trust's management, based on the advice of counsel, these laws do not prohibit such depository institutions from providing services for investment companies such as the administrative, accounting and other services referred to above. In the event that a change in these laws prevented a bank from providing such services, it is expected that other service arrangements would be made and that shareholders would not be adversely affected.


--------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS
--------------------------------------------------------------------------------
                                    AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

If you receive an income dividend or capital gains distribution in cash from a Fund, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the Fund without charge by returning to Alliance, with appropriate instructions, the check representing such dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

It is the intention of the Conservative Investors Fund to distribute net investment income quarterly and any net realized capital gains at least annually. It is the intention of the Growth Investors Fund to distribute any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from net capital gains are made after applying any available loss carryovers.

TAXES

Each Fund intends to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. So long as a Fund distributes at least 90% of its income, qualification as a regulated investment company relieves that Fund of Federal income taxes on that part of its taxable income, including net capital gains, which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by the Fund. A corporation's dividends-received deduction will be disallowed with respect to a dividend unless the corporation holds shares in the Fund (without protection from risk of loss) on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. Furthermore, the dividends-received deduction will be disallowed to the extent that a corporation's investment in shares of a Fund is financed with indebtedness.

Distributions of net capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares. Some 1998 distributions of gain realized in 1997 may be subject to tax at a 28% rate.

Under current federal tax law, the amount of an income dividend or capital gains distribution declared by a Fund during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

Any dividend or distribution received by a shareholder on shares of a Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. Any loss realized on the sale of shares held six months or less will be a long-term capital loss to the extent of any capital gain distributions received by the shareholder with respect to such shares.

A dividend or capital gains distribution with respect to shares of a Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

PORTFOLIO TRANSACTIONS

Consistent with the Conduct Rules of the NASD, and subject to seeking best price and execution, the Trust may consider sales of shares of the Funds as a factor in the selection of dealers to enter into portfolio transactions with the Funds.

ORGANIZATION

The Trust is a Massachusetts business trust organized on March 26, 1987. Prior to August 2, 1993, the Trust was known as The Equitable Funds, and the Growth Investors Fund and the Conservative Investors Fund were known as The Equitable Growth Investors Fund and The Equitable Conservative Investors Fund, respectively.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares which, in turn, may be subdivided into an unlimited number of classes of shares. The Trust currently consists of five series of shares, two of which represent the Funds. Each Fund is divided into classes of shares, three of which, designated Class A shares, Class B shares and Class C shares, are offered by this Prospectus. The Trustees may, subject to any required approvals by the Commission, further divide each series into additional classes of shares which may be sold under conditions or with charges varying from those of the present classes of shares of each series. In addition, upon approval by the Commission, fees and expenses other than those described above may be allocated to any class of a series' shares.

Shareholders are entitled to one vote for each share held and to vote in the election of Trustees and the termination of the Trust and on other matters submitted to meetings of shareholders. Shareholders of a series or a class thereof are entitled to vote only on matters which affect that series or that class, and shareholders of the series or a particular class of shares of the series which are affected generally vote together as a single class. The Trust is not required and does not presently intend to hold annual meetings of its shareholders for election of Trustees and ratification of the selection of auditors. Shareholders may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. The shares of each Fund are freely transferable, are entitled to distributions from the assets of the relevant Fund as declared by the Trustees, and, if a Fund were liquidated, would receive the net assets of the Fund attributable to the relevant class. The Trust may suspend the sale of shares of any Fund or class thereof at any time and may refuse any order to purchase shares.

Shareholders could, under certain circumstances, be held personally liable for obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of such liability is considered remote since it may arise only in very limited circumstances. See "Shareholder and Trustee Liability" under "General Information" in the Statement of Additional Information.

REGISTRAR, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

AFS, an indirect wholly-owned subsidiary of Alliance, located at 500 Plaza Drive, Secaucus, New Jersey 07094, is the Trust's registrar, transfer agent and dividend-disbursing agent for a fee based upon a dollar amount (determined by reference to the total number of shareholder accounts for all Alliance funds in the Fund's broad investment category) charged to the Fund for each shareholder account. The transfer agency fee with respect to the Class B and Class C shares will be higher than the transfer agency fee with respect to the Class A shares, reflecting the differential costs associated with the Class B and Class C CDSC.

PRINCIPAL UNDERWRITER

AFD, an indirect wholly-owned subsidiary of Alliance, located at 1345 Avenue of the Americas, New York, New York 10105, is the Principal Underwriter of the shares of the Trust.

PERFORMANCE INFORMATION

From time to time the Funds advertise their "yield" and "total return." Yield and total return are computed separately for Class A, Class B and Class C shares of each Fund. A Fund's yield for any 30-day (or one-month) period is computed by dividing the net investment income per share earned during such period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day (or one-month) yield in accordance with a formula prescribed by the Commission which provides for compounding on a semi-annual basis. The Funds may also state in sales literature an "actual distribution rate" for each class which is computed in the same manner as yield except that actual income dividends declared per share during the period in question are substituted for net investment income per share. The actual distribution rate is computed separately for Class A, Class B and Class C shares of each Fund. Advertisements of total return disclose the average annual compounded total return for the recent one-year period and the life of the class. Total return for each such period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Funds are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases and redemptions of Fund shares are assumed to have been paid. Advertisements may quote performance rankings or ratings of the Funds as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare the Funds' performance to various indices.

ADDITIONAL INFORMATION

This Prospectus and the Statement of Additional Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.



This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

--------------------------------------------------------------------------------
                                   APPENDIX A:
--------------------------------------------------------------------------------
                                  BOND RATINGS
--------------------------------------------------------------------------------

STANDARD & POOR'S

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB,B, CCC, CC or C--Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

C1--The rating C1 is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CC may be modified by the addition of a plus (+) or minus
     (-) sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
     Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

DUFF & PHELPS RATING CO.

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+,A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB--Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- --Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+,B. B- --Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC--Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal or interest. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD--Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH INVESTORS SERVICE, L.P.

AAA--Bonds considered to be investment grade and of the highest credit quality.
     The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
     The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default.

The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD or D categories.

NR--Indicates that Fitch does not rate the specific issue.

================================================================================
                           Alliance Asset Allocation
                           Funds Subscription
                           Application
================================================================================

     Conservative Investors Fund
     Growth Investors Fund

To Open Your New Alliance Account...

Please complete the application and mail it to:

          Alliance Fund Services, Inc.
          P.O. Box 1520
          Secaucus, New Jersey 07096-1520

For certified or overnight deliveries, send to:

          Alliance Fund Services, Inc.
          500 Plaza Drive
          Secaucus, New Jersey  07094

Section 1  Your Account Registration
(Required)

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

     )    Individuals, Joint Tenants, Transfer on Death and Gift/Transfer to a
          Minor:
          o Indicate your name(s) exactly as it appears on your social security card.

     )    Transfer on Death:
          o    Ensure that your state participates.

     )    Trust/Other:
          o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

Section 2  Your Address (Required)

Complete in full.

     )    Non-Resident Alien:
          o    Indicate your permanent country of residence.

Section 3  Your Initial Investment (Required)
For each fund in which you are investing: (1) Write the three digit fund number in the column titled 'Indicate three digit fund number located below'.
(2) Write the dollar amount of your initial purchase in the column titled 'Indicate Dollar Amount'.
(If you are eligible for a reduced sales charge, you must also complete Section
4F). (3) Check off a distribution option for your dividends. (4) Check off a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a preprinted, voided check for that account. If you want your distributions sent to a third party you must complete
Section 4E.

Section 4  Your Shareholder Options
(Complete only those options you want)

A. Automatic Investment Plans (AIP) - You can make periodic investments into any of your Alliance Funds in one of three ways. First, by a periodic withdrawal ($25 minimum) directly from your bank account and invested into an Alliance Fund. Second, you can direct your distributions (dividends and capital gains) from one Alliance Fund into another Fund. Or third, you can automatically exchange monthly ($25 minimum) shares of one Alliance Fund for shares of another Fund. To elect one of these options, complete the appropriate portion of Sections 4A & 4D. If more than one dividend direction or monthly exchange is desired, please call our Literature Center to obtain a Shareholder Account Services Options Form for completion.

B. Telephone Transactions via EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

C. Systematic Withdrawal Plans (SWP) - Complete this option if you wish to periodically redeem dollars from one of your fund accounts. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

D. Bank Information - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a preprinted, voided check of the account you wish to use to this section of the application.

E. Third Party Payment Details - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in Section 1 or 2, complete this option. Medallion Signature Guarantee is required if your account is not maintained by a broker dealer.

F. Reduced Charges (Class A only) - Complete if you would like to link fund accounts that have combined balances that might exceed $100,000 so that future purchases will receive discounts. Complete if you intend to purchase over $100,000 within 13 months.

Section 5 Shareholder Authorization (Required) All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

If We Can Assist You In Any Way, Please Do Not Hesitate To Call Us At: (800) 221-5672.


================================================================================
                       For Literature Call: (800) 227-4618
================================================================================

                                      ALLIANCE ASSET ALLOCATION FUNDS SUBSCRIPTION APPLICATION

====================================================================================================================================
1. Your Account Registration (Please Print in Capital Letters and Mark Check Boxes Where Applicable)
====================================================================================================================================

|_| Individual Account           { |_| Male   |_| Female }  - or -     |_| Joint Account - or -

|_| Transfer On Death            { |_| Male   |_| Female }  - or -     |_| Gift/Transfer to a Minor


------------------------------------------------------------------------------------------------------------------------------------
Owner or Custodian (First Name)               (MI)                     (Last Name)

------------------------------------------------------------------------------------------------------------------------------------
(First Name) Joint Owner; Transfer On         (MI)                     (Last Name)
Death Beneficiary or Minor

       -      -
                                                                       If Uniform Gift/Transfer to
-------------------------------------------------------------------    Minor Account:
Social Security Number of Owner or Minor (required to open account)                                  Minor's State of
                                                                                                     Residence
If Joint Tenants Account:  The Account will be registered "Joint       ---------------------------
Tenants with right of Survivorship" unless you indicate otherwise below:

|_|  In Common       |_|  By Entirety      |_|  Community Property

|_|  Trust -or-      |_|  Corporation -or- |_|  Other _____________________

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee if applicable (First Name)              (MI)                          (Last Name)


------------------------------------------------------------------------------------------------------------------------------------
Name of Trust or Corporation or Other Entity


------------------------------------------------------------------------------------------------------------------------------------
Name of Trust or Corporation or Other Entity continued


------------------------------------------              -----------------------------------------------------------
Trust Dated (MM,DD,YYYY)                                Tax ID Number (required to open account)

                                                        |_| Employer ID Number  - OR -  |_| Social Security Number



====================================================================================================================================
2. Your Address
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
Street Number                 Street Name


------------------------------------------------------------------------------------------------------------------------------------
City                                                   State                      Zip code

                                                                                             -      -
------------------------------------------------------------------------        ----------------------------------------------------
If Non-U.S., Specify Country                                                    Daytime Phone Number


|_|  U.S. Citizen             |_|  Resident Alien           |_|  Non-Resident Alien



80648GEN-TAAAApp-P1                                                                                       Alliance Capital [LOGO](R)



====================================================================================================================================
3. Your Initial Investment                        The minimum investment is $250 per fund.
                                                  The maximum investment in Class B is $250,000; Class C is $1,000,000.
====================================================================================================================================


I hereby subscribe for shares of the following Alliance Allocation Fund(s) and elect distribution options as indicated.

                                                          Dividend and Capital Gain Distribution Options:

                                                          R   Reinvest distributions into my fund account.
  BROKER/DEALER USE ONLY
       WIRE CONFIRM #                                     C   Send my distributions in cash to the address I have provided in
  ----------------------                                      Section 2.  (Complete Section 4D for direct deposit to your bank account.  Complete Section 4E for payment to a third party).

                                                           D  Direct my distributions to another Alliance fund. Complete the appropriate portion of Section 4A to direct your distributions
                                                              (dividends and capital gains) to another Alliance Fund (the $250 minimum investment requirement applies to Funds into which distributions are directed).

-----------               --------------               ----------------------             -----------------------------
 Make all                 Indicate three                                                      Distributions Options
  checks*                   digit Fund                                                              *Check One*
payable to:               number located               Indicate Dollar Amount             -----------------------------
 Alliance                      below                                                      Dividends       Capital Gains
 --------                                                                                 R   C   D       R     C     D
   Funds                  --------------               ----------------------             -----------------------------
   -----                                               $                                  R   C   D       R     C     D
-----------               --------------               ----------------------             -----------------------------
                                                       $                                  R   C   D       R     C     D
                          --------------               ----------------------             -----------------------------

----------------------------------------               ----------------------
             Total Investment                          $
----------------------------------------               ----------------------
* Cash and money orders are not accepted.


------------------------------------------------------------------------------------------------------------------------------------
Alliance Asset Allocation Fund Names and Numbers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Contingent
                                                                     Initial Sales             Deferred Sales           Asset-Based
                                                                        Charge                     Charge               Sales Charge
                                                                          A                          B                       C
                                                                     -------------             --------------           ------------
                         Conservative Investors Fund                      42                         53                      342
                         -----------------------------------------------------------------------------------------------------------
                         Growth Investors Fund                            47                         59                      347
                         -----------------------------------------------------------------------------------------------------------


806448GEN-TAAAApp-P2




====================================================================================================================================
4. Your Shareholder Options
====================================================================================================================================

A. Automatic Investment Plans (AIP)


|_|  Withdraw From My Bank Account Via EFT*

     I authorize Alliance to draw on my bank account for investment in my fund account(s) as indicated below. (Complete Section 4D also for the bank account you wish to use.)

1-
    ---------------------------  -------------------------------  -------------------------.00      ---------
    Fund Number                  Beginning Date (MM,DD)           Amount ($25 minimum)              Frequency
                                                                                                                   Frequency:
2-                                                                                                                 M = monthly
    ---------------------------  -------------------------------  -------------------------.00      ---------      Q = quarterly
    Fund Number                  Beginning Date (MM,DD)           Amount ($25 minimum)              Frequency      A = annually

3-
    ---------------------------  -------------------------------  -------------------------.00      ---------
    Fund Number                  Beginning Date (MM,DD)           Amount ($25 minimum)              Frequency


* Electronic Funds Transfer. Your bank must be a member of the National Automated Clearing House Association (NACHA).


|_| Direct My Distributions As indicated in Section 3, I would like my dividends and/or capital gains directed to the same class of shares of another Alliance Fund.

     FROM:                                                                                               -
               ---------------------         ----------------------------------------------------------------------------
               Fund Number                   Account Number (if existing)

     TO:                                                                                                 -
               ---------------------         ----------------------------------------------------------------------------
               Fund Number                   Account Number (if existing)


|_| Exchange My Shares Monthly I authorize Alliance to transact monthly exchanges, within the same class of shares, between my fund accounts as listed below.

     FROM:                                                                                               -
               ---------------------         ----------------------------------------------------------------------------
               Fund Number                   Account Number (if existing)


               ---------------------         -----------------------------------------
               Amount ($25 minimum)          Day of Exchange**

     TO:                                                                                                 -
               ---------------------         ----------------------------------------------------------------------------
               Fund Number                   Account Number (if existing)



**   Shares exchanged will be redeemed at the net asset value on the "Day of Exchange." (If the "Day of Exchange" is not a fund business day, the exchange transaction will be processed on the next fund business day.) The exchange privilege is not available if stock certificates have been issued.


B.   Purchases and Redemptions Via EFT
     You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund
     Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.
     Instructions:  > Review the information in the Prospectus about telephone transaction services.
                    > If you select the telephone purchase or redemption privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to Section 4D of this application.
|_|  Purchases and Redemption via EFT
     I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.
====================================================================================================================================
     For shares recently purchased by check or electronic funds transfer redemption proceeds will not be made available until the
     Fund is reasonably assured the check or electronic funds transfer has been collected, normally 15 calendar days after the purchase date.
====================================================================================================================================
80648GEN-TAAAApp-P3




====================================================================================================================================
4. Your Shareholder Options (CONTINUED)
====================================================================================================================================

C.   Systematic Withdrawal Plans (SWP)
     In order to establish a SWP, you must reinvest all dividends and capital gains.

|_| I authorize Alliance to transact periodic redemptions from my fund account and send the proceeds to me as indicated below.


1-
    ---------------------------  -------------------------------  -------------------------.00      ---------
    Fund Number                  Beginning Date (MM,DD)           Amount ($25 minimum)              Frequency
                                                                                                                   Frequency:
2-                                                                                                                 M = monthly
    ---------------------------  -------------------------------  -------------------------.00      ---------      Q = quarterly
    Fund Number                  Beginning Date (MM,DD)           Amount ($25 minimum)              Frequency      A = annually

3-
    ---------------------------  -------------------------------  -------------------------.00      ---------
    Fund Number                  Beginning Date (MM,DD)           Amount ($25 minimum)              Frequency

     Please send my SWP proceeds to:

     |_|  My Address of Record (via check)                                           |_|  My checking account-via EFT (complete
                                                                                          Section 4D)
                                                                                          Your bank must be a member of the National
     |_|  The Payee and address specified in a Section 4E (via check)                     Automated Clearing House Association
          (Medallion Signature Guarantee required)                                        (NACHA) in order for you to receive SWP
                                                                                          proceeds directly into your bank account.
                                                                                          Otherwise payment will be made by check

D.   Bank Information    This bank account information will be used for:

     |_|  Distributions (Section 3)                                                  |_|  Telephone Transactions (Section 4B)

     |_|  Automatic Investments (Section 4A)                                         |_|  Withdrawals (Section 4C)

------------------------------------------------------------------------------------------------------------------------------------
Please Tape a Pre-printed Voided Check Here*
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      *The above services
                                                                                      cannot be established
                                                                                      without a pre-printed
                                                                                      voided check.
                                                                                      For EFT innovations,
                                                                                      the fund requires
                               [OBJECT]                                               signatures of bank
                                                                                      account owner exactly
                                                                                      as they appear on bank
                                                                                      records. If the
                                                                                      registration at the
                                                                                      bank differs from that
                                                                                      on the Alliance mutual
                                                                                      fund, all parties must
                                                                                      sign in Section 5.


[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]                    [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]
-------------------------------------------            --------------------------------------------------------------------
Your Bank's ABA Routing Number                         Your Bank Account Number

     |_|  Checking Account    |_|  Savings Account

80648GEN-TAAAApp-P4




====================================================================================================================================
4. Your Shareholder Options (continued)
====================================================================================================================================

E.  Third Party Payment Details  Your signature(s) in Section 5 must be Medallion Signature Guaranteed if your account is not maintained by a broker/dealer. This third party payee information will be used for:

                   |_|  Distributions (Section 3)         |_|  Systematic Withdrawals  (section 4C)


------------------------------------------------------------------------------------------------------------------------------------
Name (First Name)                                         (MI)                          (Last Name)

------------------------------------------------------------------------------------------------------------------------------------
Street Number                                             Street Name

------------------------------------------------------------------------------------------------------------------------------------
City                                                      State                         Zip code

------------------------------------------------------------------------------------------------------------------------------------

F.   Reduced Charges (Class A only)  If you, your spouse or minor children own shares in other Alliance funds, you may be eligible for a reduced sales charge.  Please complete the Right of Accumulation section or the Statement of Intent section.

                   |_|  A. Right of Accumulation
                        Please link the tax identification numbers listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.



                   ------------------------               ------------------------     ------------------------
                   Tax ID or Account Number               Tax ID or Account Number     Tax ID or Account Number

     |_|  B. Statement of Intent
          I want to reduce my sales charge by agreeing to invest the following amount over a 13-month period:

     |_|   $100,000            |_|  $250,000              |_|  $500,000                |_|  $1,000,000

          If the full amount indicated is not purchased within 13 months, I understand that an additional sales charge must be paid from my account.

------------------------------------------------------------------------------------------------------------------------------------
Dealer/Agent Authorization -- For selected Dealers or Agents ONLY.
------------------------------------------------------------------------------------------------------------------------------------
We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form: and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.


------------------------------------------------------------------------------------------------------------------------------------
Dealer/Agent Firm                                                               Authorized Signature

------------------------------------------------------------------------------------------------------------------------------------
Representative First Name                                                       Last Name

------------------------------------------------------------------------------------------------------------------------------------
Dealer/Agent Firm Number                                                        Representative Number

------------------------------------------------------------------------------------------------------------------------------------
Branch Number                                                                   Branch Telephone Number

------------------------------------------------------------------------------------------------------------------------------------
Branch Office Address

------------------------------------------------------------------------------------------------------------------------------------
City                                                                            State                    Zip Code

80648GEN-TAAAApp-P5

================================================================================
5. SHAREHOLDER AUTHORIZATION -- This section MUST be completed
================================================================================

Telephone Exchanges and Redemptions by Check

Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must not have changed within the last 30 days. The maximum telephone redemption amount is $50,000 for redemptions by check


|_|   I do not elect the telephone exchange service.

|_|   I do not elect the telephone redemption by check service.

By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in
Section 2.

I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

I certify under penalty of perjury that the number shown in Section 1 of this form is my correct tax identification number or I am waiting for a number to be issued to me number and that I have not been notified that this account is subject to backup withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.




----------------------------------------             --------------------------
Signature                                            Date


----------------------------------------             ---------------------------
Signature                                            Date



----------------------------------------
Medallion Signature Guarantee required if completing Section 4E and your mutual fund is not maintained by a broker dealer
                                                      Alliance Capital [LOGO](R)
80648GEN-TAAAApp-P6